Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Goodwill [Line Items]
Goodwill, gross at beginning of period	$ 185,453
Accumulated impairment losses, beginning balance	(5,201)
Goodwill, beginning balance	180,252
Goodwill Transactions
Acquisitions	113,039
Foreign exchange	(493)
Impairment losses	(33,801)
Goodwill, gross at ending of period	297,999
Accumulated impairment losses, ending balance	(39,002)
Goodwill, ending balance	258,997
Operating Segments [Member] | Online Game [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	120,294
Accumulated impairment losses, beginning balance	0
Goodwill, beginning balance	120,294
Goodwill Transactions
Acquisitions	0
Foreign exchange	(398)
Impairment losses	0
Goodwill, gross at ending of period	119,896
Accumulated impairment losses, ending balance	0
Goodwill, ending balance	119,896
Operating Segments [Member] | Platform Channel [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	59,958
Accumulated impairment losses, beginning balance	0
Goodwill, beginning balance	59,958
Goodwill Transactions
Acquisitions	113,039
Foreign exchange	(95)
Impairment losses	(33,801)
Goodwill, gross at ending of period	172,902
Accumulated impairment losses, ending balance	(33,801)
Goodwill, ending balance	139,101
Operating Segments [Member] | Others [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	5,201
Accumulated impairment losses, beginning balance	(5,201)
Goodwill, beginning balance	0
Goodwill Transactions
Acquisitions	0
Foreign exchange	0
Impairment losses	0
Goodwill, gross at ending of period	5,201
Accumulated impairment losses, ending balance	(5,201)
Goodwill, ending balance	$ 0